Revenue from Unaffiliated Customers by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	$ 27,470	$ 34,367	$ 64,682
Canada
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue			25,820
Taiwan
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	18,744	21,214	19,449
PRC
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue			9,885
Hong Kong
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	4,703	5,061	4,026
Singapore
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	2,004	4,150	3,702
Malaysia
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	1,550	2,228	1,603
Thailand
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	204	1,447
Other
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	$ 265	$ 267	$ 197